Financial Instruments - Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments
Marketable securities	$ 107,919	$ 60,850
Fair Value
Financial Instruments
Marketable securities	107,919	60,850
Recurring basis | (Level I)
Financial Instruments
Marketable securities	107,919	60,850
Recurring basis | Fair Value
Financial Instruments
Marketable securities	$ 107,919	$ 60,850